Investments - Summary of financial information on the main associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
TOTAL ASSETS	€ 1,837,081	€ 1,797,062	€ 1,734,659
TOTAL LIABILITIES	1,729,754	1,692,821	1,637,074
Profit or loss for the year	13,744	12,183	10,764
Other accumulated comprehensive income	(36,595)	(35,020)	(35,628)
Total equity	107,327	104,241	97,585	€ 97,053
TOTAL LIABILITIES AND EQUITY	1,837,081	1,797,062	1,734,659
Profit (loss) from continuing operations	13,744	12,183	10,764
Profit/(loss) after tax from discontinued operations	0	€ 0	€ 0
Aggregate amounts for entities accounted for using the equity method | Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Current assets	600
Non current assets	11,465
TOTAL ASSETS	12,065
Current liabilities	215
Non current liabilities	5,312
TOTAL LIABILITIES	5,527
Profit or loss for the year	(83)
Other accumulated comprehensive income	(22)
Rest of equity	6,643
Total equity	6,538
TOTAL LIABILITIES AND EQUITY	12,065
Ordinary activities income	473
Profit (loss) from continuing operations	(83)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Metrovacesa, S.A.
Disclosure of associates [line items]
Current assets	2,137
Non current assets	396
TOTAL ASSETS	2,533
Current liabilities	555
Non current liabilities	292
TOTAL LIABILITIES	847
Profit or loss for the year	(21)
Other accumulated comprehensive income	0
Rest of equity	1,707
Total equity	1,686
TOTAL LIABILITIES AND EQUITY	2,533
Ordinary activities income	585
Profit (loss) from continuing operations	(21)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Pluxee Beneficios Brasil, S.A.
Disclosure of associates [line items]
Current assets	643
Non current assets	639
TOTAL ASSETS	1,282
Current liabilities	292
Non current liabilities	450
TOTAL LIABILITIES	742
Profit or loss for the year	79
Other accumulated comprehensive income	(43)
Rest of equity	504
Total equity	540
TOTAL LIABILITIES AND EQUITY	1,282
Ordinary activities income	419
Profit (loss) from continuing operations	79
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Current assets	1,850
Non current assets	18,384
TOTAL ASSETS	20,234
Current liabilities	718
Non current liabilities	18,541
TOTAL LIABILITIES	19,259
Profit or loss for the year	481
Other accumulated comprehensive income	(801)
Rest of equity	1,295
Total equity	975
TOTAL LIABILITIES AND EQUITY	20,234
Ordinary activities income	5,784
Profit (loss) from continuing operations	481
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | CNP Santander
Disclosure of associates [line items]
Current assets	215
Non current assets	2,273
TOTAL ASSETS	2,488
Current liabilities	108
Non current liabilities	1,990
TOTAL LIABILITIES	2,098
Profit or loss for the year	105
Other accumulated comprehensive income	(21)
Rest of equity	306
Total equity	390
TOTAL LIABILITIES AND EQUITY	2,488
Ordinary activities income	878
Profit (loss) from continuing operations	105
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Caceis Latam Holding 1, S.L
Disclosure of associates [line items]
Current assets	159
Non current assets	537
TOTAL ASSETS	696
Current liabilities	152
Non current liabilities	12
TOTAL LIABILITIES	164
Profit or loss for the year	80
Other accumulated comprehensive income	(304)
Rest of equity	756
Total equity	532
TOTAL LIABILITIES AND EQUITY	696
Ordinary activities income	146
Profit (loss) from continuing operations	80
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | U.C.I., S.A.
Disclosure of associates [line items]
Current assets	219
Non current assets	9,698
TOTAL ASSETS	9,917
Current liabilities	127
Non current liabilities	9,187
TOTAL LIABILITIES	9,314
Profit or loss for the year	(77)
Other accumulated comprehensive income	98
Rest of equity	582
Total equity	603
TOTAL LIABILITIES AND EQUITY	9,917
Ordinary activities income	640
Profit (loss) from continuing operations	(77)
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Hyundai Capital UK Limited
Disclosure of associates [line items]
Current assets	2,321
Non current assets	3,354
TOTAL ASSETS	5,675
Current liabilities	2,366
Non current liabilities	2,812
TOTAL LIABILITIES	5,178
Profit or loss for the year	65
Other accumulated comprehensive income	14
Rest of equity	418
Total equity	497
TOTAL LIABILITIES AND EQUITY	5,675
Ordinary activities income	369
Profit (loss) from continuing operations	65
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Fortune Auto Finance Co., Ltd
Disclosure of associates [line items]
Current assets	174
Non current assets	2,195
TOTAL ASSETS	2,369
Current liabilities	36
Non current liabilities	1,812
TOTAL LIABILITIES	1,848
Profit or loss for the year	22
Other accumulated comprehensive income	(1)
Rest of equity	500
Total equity	521
TOTAL LIABILITIES AND EQUITY	2,369
Ordinary activities income	188
Profit (loss) from continuing operations	22
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of associates [line items]
Current assets	130
Non current assets	1,689
TOTAL ASSETS	1,819
Current liabilities	186
Non current liabilities	1,088
TOTAL LIABILITIES	1,274
Profit or loss for the year	123
Other accumulated comprehensive income	(26)
Rest of equity	448
Total equity	545
TOTAL LIABILITIES AND EQUITY	1,819
Ordinary activities income	882
Profit (loss) from continuing operations	123
Profit/(loss) after tax from discontinued operations	0
Aggregate amounts for entities accounted for using the equity method | Banco RCI Brasil S.A.
Disclosure of associates [line items]
Current assets	12
Non current assets	1,985
TOTAL ASSETS	1,997
Current liabilities	82
Non current liabilities	1,677
TOTAL LIABILITIES	1,759
Profit or loss for the year	40
Other accumulated comprehensive income	(228)
Rest of equity	426
Total equity	238
TOTAL LIABILITIES AND EQUITY	1,997
Ordinary activities income	277
Profit (loss) from continuing operations	40
Profit/(loss) after tax from discontinued operations	€ 0